capital structure financial policies	12 Months Ended
Dec. 31, 2017
capital structure financial policies
capital structure financial policies

3capital structure financial policies

General

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk.

In the management of capital and in its definition, we include common equity (excluding accumulated other comprehensive income), long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income), cash and temporary investments, and short-term borrowings arising from securitized trade receivables.

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our telecommunications infrastructure. In order to maintain or adjust our capital structure, we may adjust the amount of dividends paid to holders of Common Shares, purchase Common Shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt, issue new debt to replace existing debt with different characteristics, and/or increase or decrease the amount of trade receivables sold to an arm’s-length securitization trust.

During 2017, our financial objectives, which are reviewed annually, were unchanged from 2016. We believe that our financial objectives are supportive of our long-term strategy.

We monitor capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA) — excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

Debt and coverage ratios

Net debt to EBITDA — excluding restructuring and other costs is calculated as net debt at the end of the period divided by 12-month trailing EBITDA — excluding restructuring and other costs. This measure, historically, is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA — excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other companies. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with debt covenants.

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2017	2016
Components of debt and coverage ratios
Net debt 1		$13,422	$12,652
EBITDA — excluding restructuring and other costs 2		$4,913	$4,708
Net interest cost 3		$567	$566
Debt ratio
Net debt to EBITDA — excluding restructuring and other costs	2.00 – 2.504	2.73	2.69
Coverage ratios
Earnings coverage 5		4.6	4.0
EBITDA — excluding restructuring and other costs interest coverage 6		8.7	8.3

(1)	Net debt is calculated as follows:

As at December 31	Note	2017	2016
Long-term debt	26	$13,660	$12,931
Debt issuance costs netted against long-term debt		73	67
Derivative (assets) liabilities, net		93	20
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)		5	(34)
Cash and temporary investments, net		(509)	(432)
Short-term borrowings	22	100	100

Net debt		$13,422	$12,652

 EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)	EBITDA — excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2017	2016
EBITDA	5	$4,774	$4,229
Restructuring and other costs	16	139	479

EBITDA — excluding restructuring and other costs		$4,913	$4,708

(3)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

(4)

Our long-term objective range for this ratio is 2.00 — 2.50 times. The ratio as at December 31, 2017, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term, as we believe that this range is supportive of our long-term strategy. We are in compliance with our credit facilities leverage ratio covenant, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(5)

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

(6)

EBITDA — excluding restructuring and other costs interest coverage is defined as EBITDA — excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA — excluding restructuring and other costs was 2.73 times as at December 31, 2017, up from 2.69 one year earlier. The increase in net debt increased the ratio by 0.16, which was largely offset by growth in EBITDA — excluding restructuring and other costs, which decreased the ratio by 0.12. The earnings coverage ratio for the twelve-month period ended December 31, 2017, was 4.6 times, up from 4.0 times one year earlier. Higher borrowing costs reduced the ratio by 0.1 and higher income before borrowing costs and income taxes increased the ratio by 0.7. The EBITDA — excluding restructuring and other costs interest coverage ratio for the twelve-month period ended December 31, 2017, was 8.7 times, up from 8.3 times one year earlier. Growth in EBITDA — excluding restructuring and other costs increased the ratio by 0.4.

Dividend payout ratio

The dividend payout ratio presented is a historical measure calculated as the sum of the last four quarterly dividends declared per Common Share, as recorded in the financial statements, divided by the sum of basic earnings per share for the most recent four quarters for interim reporting periods (divided by annual basic earnings per share if the reported amount is in respect of a fiscal year). The dividend payout ratio of adjusted net earnings presented, also a historical measure, differs in that it excludes the gain on exchange of wireless spectrum licences, net gains and equity income from real estate joint ventures, provisions related to business combinations, immediately vesting transformative compensation expense, long-term debt prepayment premium and income tax-related adjustments.

For the 12-month periods ended December 31 ($ in millions)	Objective	2017	2016
Dividend payout ratio	65%–75% 1	80%	89%
Dividend payout ratio of adjusted net earnings		80%	77%

(1)

Our objective range for the dividend payout ratio is 65%—75% of sustainable earnings on a prospective basis; we currently expect that we will be within our target guideline on a prospective basis within the medium term. Adjusted net earnings attributable to Common Shares is calculated as follows:

12-month periods ended December 31	2017	2016
Net income attributable to Common Shares	$1,460	$1,223
Gain and net equity income related to real estate redevelopment project, after income taxes	(1)	(16)
Gain on exchange of wireless spectrum licences, after income taxes	—	(13)
Provisions related to business combinations, after income taxes	(22)	15
Immediately vesting transformative compensation expense, after income taxes	—	224
Income tax-related adjustments	21	(17)

Adjusted net earnings attributable to Common Shares	$1,458	$1,416